Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Dec. 31, 2018	Dec. 19, 2014	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000142876
Account Value [Line Items]
Line Graph and Table Measure Name			North Star Bond Fund
Account Value		$ 10,000	$ 12,354		$ 11,591	$ 11,152	$ 11,838	$ 11,510	$ 11,388	$ 10,726	$ 10,860	$ 10,535	$ 9,980
C000125620
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Dividend Fund
Account Value			19,241	$ 10,000	15,783	16,294	16,451	13,860	13,810	12,733	13,597	12,060	10,109
C000125617
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Micro Cap Fund
Account Value			20,849	$ 10,000	15,976	14,693	18,679	15,981	11,617	11,143	11,838	10,889	9,051
C000106068
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Opportunity Fund
Account Value			17,335	$ 9,426	14,318	14,156	17,201	14,366	11,973	10,952	10,641	9,549	8,642
C000106067
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Opportunity Fund
Account Value			18,735	$ 10,000	15,430	15,222	18,446	15,371	12,779	11,659	11,305	10,115	9,153
C000241411
Account Value [Line Items]
Line Graph and Table Measure Name	North Star Small Cap Value Fund
Account Value	$ 100,000		199,872		150,305	157,185	158,322	112,533	118,073
C000241410
Account Value [Line Items]
Line Graph and Table Measure Name				North Star Small Cap Value Fund
Account Value			20,589	$ 10,000	15,510	16,259	16,406	11,688	12,300	11,987	12,984	11,030	9,567
Bloomberg Ba to B U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Ba to B U.S. High Yield Index
Account Value		$ 10,000	16,442		14,817	13,694	14,943	14,309	13,288	11,918	11,909	10,992	9,995
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Account Value			21,724	$ 10,000	16,489	17,223	16,366	12,181	12,483	12,296	12,799	11,650	9,827
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Account Value			21,724	$ 10,000	16,489	17,223	16,366	12,181	12,483	12,296	12,799	11,650	9,827
S&P Target Risk Aggressive Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Aggressive Index
Account Value			21,801	$ 10,000	17,864	16,419	18,254	15,695	14,031	12,428	12,555	10,410	10,011
S&P Target Risk Aggressive Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Aggressive Index
Account Value			21,801	$ 10,000	17,864	16,419	18,254	15,695	14,031	12,428	12,555	10,410	10,011
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Value TR USD
Account Value	$ 100,000		201,965		153,298	160,122	152,152	113,246	116,049
Morningstar US Small Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Account Value			21,724	$ 10,000	16,489	17,223	16,366	12,181	12,483	12,296	12,799	11,650	9,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	11,643		10,894	10,767	12,353	12,497	11,649	10,514	10,657	10,325	10,106
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			35,002	$ 10,000	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			35,002	$ 10,000	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			35,002	$ 10,000	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			35,002	$ 10,000	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 100,000		265,380		198,206	174,110	191,772	149,914	127,634
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 35,002	$ 10,000	$ 26,142	$ 22,964	$ 25,294	$ 19,773	$ 16,834	$ 14,498	$ 13,642	$ 11,103	$ 10,275